VIA EDGAR

Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071

July 26, 2016

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Investment Managers Series Trust II (filing relates to Livian Equity Opportunity Fund)
(File Nos. 333-191476 and 811-22894)

Dear Sir or Madam:

We are attaching for filing on behalf of Investment Managers Series Trust II (the “Registrant”) Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 90 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended), relating to the Registrant’s Livian Equity Opportunity Fund series (the “Fund”).

The attached Amendment is being filed (i) to include in the Fund’s statement of additional information certain financial information of the Fund’s predecessor fund pursuant to the request of the staff (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) and (ii) for the purpose of completing information contained in the prospectus and statement of additional information for the Fund and responding to comments provided by the Staff regarding Post-Effective Amendment No. 46 under the 1933 Act (Amendment No. 49 under the 1940 Act) to the Registrant’s Registration Statement on Form N-1A with respect to the Fund that was filed with the Commission on November 13, 2015.

Please direct any inquiries regarding this filing to me at (714) 830-0679 or Michael Glazer at (213) 680-6646.

Very truly yours,

/s/ Laurie Dee

Laurie Dee

Enclosures